TRANSACTIONS WITH RELATED PARTIES - Main transactions in 2019 (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Eletrobras, Madeira Energia S/A, Santo Antnio S/A and BNDES
NATURE OF TRANSACTIONS
Transaction amount		R$ 57,437
Ownership interest before increase (as a percent)	42.46%	43.05%
Furnas and Foz do Chapec Energia S/A
NATURE OF TRANSACTIONS
Transaction amount		R$ 171,100
Eletrobras, Elicas Hermenegildo, I, II, III and Chu IX, BNDES, Caixa Econmica Federal and Banco de Desenvolvimento Regional do Extremo Sul
NATURE OF TRANSACTIONS
Transaction amount		100,000
Eletrobras, Furnas, Chesf, Eletronuclear, Eletronorte, Eletrosul, Amazonas GT and CGTEE
NATURE OF TRANSACTIONS
Transaction amount		533,475
Eletrobras and Petrobras
NATURE OF TRANSACTIONS
Transaction amount		R$ 739,000
Eletrobras and Petrobras | IAD 2014
NATURE OF TRANSACTIONS
Interest (as a percent)		100.00%
Eletrobras and Petrobras | IAD 2018
NATURE OF TRANSACTIONS
Interest (as a percent)		124.75%
Furnas and Petrobras
NATURE OF TRANSACTIONS
Transaction amount		R$ 66,100
Furnas and Energia Sustentvel do Brasil S.A.
NATURE OF TRANSACTIONS
Transaction amount		R$ 91,700
FURNAS
NATURE OF TRANSACTIONS
Percentage of the distributor's capital		99.56%	99.56%